Intangible Assets - Future annual amortization (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets
2021 (remaining 3 months)	$ 1,688,951
2022	6,191,740	$ 6,867,771
2023	5,445,729	6,191,740
2024	4,650,787	5,445,729
Thereafter	9,004,891
Total	$ 26,982,098	$ 32,160,919	$ 38,811,137	$ 44,100,542